Share-Based Compensation - Omnibus Incentive Compensation Plan (Details)		6 Months Ended
	Apr. 01, 2020 USD ($) EquityInstruments	Jun. 30, 2020 EquityInstruments
RSUs
Share-Based Compensation
Number of awards granted | EquityInstruments	496,742	496,742
Vesting percentage	33.33%
Fair value at grant date | $	$ 3.51
PSUs
Share-Based Compensation
Number of awards granted | EquityInstruments	496,742	496,742
Weight of performance targets in relation to total shareholder return	50.00%
Weight of operating expenses reduction	25.00%
Weight of general and administrative expense reduction	25.00%
Fair value at grant date | $	$ 3.51
PSUs | TSR above the 75th percentile of the peer group
Share-Based Compensation
Vesting percentage of awards	100.00%
PSUs | TSR between the 25th and 75th percentile of the peer group
Share-Based Compensation
Vesting percentage of awards, description	achieved percentile of award vesting
PSUs | TSR below the 25th percentile of the peer group
Share-Based Compensation
Vesting percentage of awards	0.00%
PSUs | Opex target cost reduction above 100%
Share-Based Compensation
Vesting percentage of awards, description	100% plus 1 point for each point in excess of target
PSUs | Opex target cost reduction of 95-100%
Share-Based Compensation
Vesting percentage of awards	100.00%
PSUs | Opex target cost reduction of 90-94%
Share-Based Compensation
Vesting percentage of awards	75.00%
PSUs | Opex target cost reduction of 85-89%
Share-Based Compensation
Vesting percentage of awards	50.00%
PSUs | Opex target cost reduction below 85%
Share-Based Compensation
Vesting percentage of awards	0.00%
PSUs | G&A expense target cost reduction above 100%
Share-Based Compensation
Vesting percentage of awards, description	100% plus 1 point for each point in excess of target
PSUs | G&A expense target cost reduction of 95-100%
Share-Based Compensation
Vesting percentage of awards	100.00%
PSUs | G&A expense target cost reduction of 90-94%
Share-Based Compensation
Vesting percentage of awards	75.00%
PSUs | G&A expense target cost reduction of 85-89%
Share-Based Compensation
Vesting percentage of awards	50.00%
PSUs | G&A expense target cost reduction below 85%
Share-Based Compensation
Vesting percentage of awards	0.00%